Short-term Investments - Summary of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Marketable Securities [Line Items]
Trading debt investments			¥ 65,108
Total Short-term investments	¥ 0	$ 0	65,108
Cost or Amortized Cost [Member]
Marketable Securities [Line Items]
Trading debt investments			63,741
Total Short-term investments			63,741
Gross Unrealized Holding Gains [Member]
Marketable Securities [Line Items]
Trading debt investments			1,367
Total Short-term investments			1,367
Gross Unrealized Gains [Member]
Marketable Securities [Line Items]
Trading debt investments			0
Total Short-term investments			¥ 0